Cumulative Preferred Stock (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Sep. 24, 2021	Apr. 06, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Issuance of common stock			4,990	4,540
Proceeds from issuance of preferred stock, net of issuance costs			$ 416	$ 0
First Preferred Shares
Class of Stock [Line Items]
Preferred Stock Dividend Preference Or Restrictions			First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the Consolidated Statements of Income before arriving at “Net income attributable to common shareholders” and is shown on the Consolidated Statement of Equity as a deduction from retained earnings. The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary. In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.
Series J Preferred Stock
Class of Stock [Line Items]
Issuance of common stock		8,000
Percentage rate used to determine dividend rate		4.25%	4.25%
Price of preferred shares issued		$ 25.00
Proceeds from issuance of preferred stock		$ 200
Proceeds from issuance of preferred stock, net of issuance costs		$ 196
Series L Preferred Stock
Class of Stock [Line Items]
Issuance of common stock	9,000
Percentage rate used to determine dividend rate	4.60%		4.60%
Price of preferred shares issued	$ 25.00
Proceeds from issuance of preferred stock	$ 225
Proceeds from issuance of preferred stock, net of issuance costs	$ 222